UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 11/30/13

Item 1.	Schedule of Investments.

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 147.0%
Economic Development Revenue — 3.8%
Minneapolis Development, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 2006-1A	$580,000	$617,265
4.88%, 12/1/18, Series 2006-1A	610,000	642,574
5.13%, 6/1/22, Series 2007-2A	500,000	519,220
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	500,000	521,240

		2,300,299

Education Revenue — 23.2%
Anoka County, Charter School Lease, Series 2012-A, 5.00%, 6/1/43	290,000	246,236
Baytown Township, St. Croix Preparatory Academy Project, Series 2008-A, 7.00%, 8/1/38	900,000	924,318
Duluth Housing & Redevelopment Authority, Public Schools Academy, Series 2010-A, 5.60%, 11/1/30	1,000,000	987,050
Higher Education Facilities, Augsburg College, Series 2006-6J1, 5.00%, 5/1/28	1,500,000	1,504,635
Higher Education Facilities, Bethel University, Series 2007-6R
5.50%, 5/1/27	1,000,000	1,012,370
5.50%, 5/1/37	200,000	200,052
Higher Education Facilities, College of Art & Design, Series 2006-6K, 5.00%, 5/1/26	1,000,000	1,007,420
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 2009-7A	1,000,000	1,028,470
5.25%, 4/1/39, Series 2009-6X	700,000	726,992
Minneapolis, University Gateway Project, Series 2006, 4.50%, 12/1/31	2,000,000	2,008,740
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	1,365,000	1,194,348
St. Paul Housing & Redevelopment Authority, Conservatory for Performing Artists Project, Series 2013-A, 4.63%, 3/1/43	250,000	200,812
St. Paul Housing & Redevelopment Authority, German Immersion School Project, Series 2013-A, 5.00%, 7/1/44	855,000	704,982
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series 2011-A, 6.38%, 9/1/31	650,000	666,685
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, Series 2007, 5.00%, 10/1/24	500,000	525,320
University of Minnesota, Series 2011-A, 5.25%, 12/1/29	1,000,000	1,135,260

		14,073,690

General Obligations — 8.4%
Burnsville Independent School District Number 191, Alternative Facilities, Series 2008-A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,749,056
Minnesota State, Highway & Various Purpose, Series 2007, 5.00%, 8/1/25	3,000,000	3,356,250

		5,105,306

Healthcare Revenue — 43.1%
Center City Health Care Facilities, Hazelden Foundation Project, Series 2011, 5.00%, 11/1/41	300,000	302,280
City of Cold Spring, Health Care Facilities, Assumption Home, Series 2013, 5.20%, 3/1/43	500,000	436,450
City of Sauk Rapids, Good Shepherd Lutheran Home, Series 2013, 5.13%, 1/1/39	215,000	185,035
Cuyuna Range Hospital District, Health Facilities, 5.00%, 6/1/29	1,000,000	972,670
Maple Grove Health Care Facilities, North Memorial Health Care, Series 2005, 5.00%, 9/1/35	2,000,000	1,943,020
Maple Grove Health Care Systems, Maple Grove Hospital, Series 2007, 5.25%, 5/1/25	1,000,000	1,020,120
Minneapolis Health Care Facilities, Walker Campus Project, Series 2012, 4.75%, 11/15/28	900,000	819,756
Minneapolis Health Care Systems, Fairview Health Services, Series 2008-A, 6.63%, 11/15/28	1,800,000	2,091,024
Minnesota Agricultural & Economic Development Board, Essentia Health, Series 2008-E (AGC), 5.00%, 2/15/37	3,750,000	3,787,988
Minnesota Agricultural & Economic Development Board, Health Care System, Series 1997-A (NATL), 5.75%, 11/15/26	35,000	35,036
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series 2003-C, 6.20%, 12/1/22 ¥	1,000,000	1,000,510
Northern Itasca Hospital District, Health Facilities,
4.50%, 12/1/25, Series 2013-C	240,000	237,948
4.75%, 12/1/27, Series 2013-C	190,000	189,470
4.40%, 12/1/33, Series 2013-A	460,000	410,881
Pine City Health Care & Housing, North Branch, Series 2006-A (GNMA), 4.80%, 10/20/26	1,000,000	1,003,070
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series 2006-B, 5.70%, 8/1/36	500,000	452,295
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Series 2004, 5.25%, 9/1/34	1,000,000	1,000,940

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2013 QUARTERLY REPORT

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
St. Cloud Health Care, CentraCare Health System, Series 2010-A, 5.13%, 5/1/30	$500,000	$528,085
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series 2009, 5.75%, 7/1/39	1,500,000	1,559,370
St. Paul Housing & Redevelopment Authority, Allina Health System, Series 2009-A-1, 5.25%, 11/15/29	1,175,000	1,233,468
St. Paul Housing & Redevelopment Authority, Episcopal Homes Project, Series 2013, 5.13%, 5/1/48	500,000	416,035
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, Series 2006, 5.25%, 5/15/36	1,430,000	1,444,786
St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 2005, 6.00%, 11/15/30	1,150,000	1,170,988
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, Series 2006, 5.63%, 10/1/33 ¥	885,460	837,397
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series 2007-A, 5.25%, 10/1/42	650,000	545,805
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25, Series 2007-A	100,000	102,411
5.88%, 5/1/30, Series 2005-A	500,000	509,210
6.00%, 5/1/30, Series 2005-B	900,000	918,234
West St. Paul Health Care Facilities, Walker Thompson Hill Project, Series 2011-A, 7.00%, 9/1/46	1,000,000	1,002,110

		26,156,392

Housing Revenue — 19.9%
Coon Rapids Multifamily Housing, Margaret Place Apartments, Series 1997-A, 6.25%, 5/1/18 ¥	290,000	285,598
Coon Rapids Multifamily Housing, Tralee Terrace Apartments, Series 2010 (FHLMC), 4.50%, 6/1/26	1,700,000	1,749,504
Cottage Grove Senior Housing, Cottage Grove Project, Series 2006-A, 5.00%, 12/1/31 ¥	450,000	421,560
Maplewood Multifamily, Carefree Cottages II, Series 2004 (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	985,000	992,624
Minneapolis Housing, Keeler Apartments Project, Series 2007-A, 5.00%, 10/1/37	750,000	655,477
Minneapolis Multifamily Housing, Vantage Flats Project, Series 2007 (AMT) (GNMA), 5.20%, 10/20/48	970,000	973,589
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series 2006-A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	243,926	251,888
Minnesota Housing Finance Agency, Homeownership Finance, Series 2011-D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	145,000	152,147
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, Series 2011, 5.00%, 8/1/31	1,230,000	1,283,234
Minnesota Housing Finance Agency, Rental Housing, Series 2011, 5.05%, 8/1/31	355,000	362,672
Minnesota Housing Finance Agency, Residential Housing,
4.70%, 7/1/27, Series 2007-D (AMT)	2,265,000	2,275,328
5.65%, 7/1/33, Series 2008-B (AMT)	540,000	565,591
Moorhead Economic Development Authority, Housing Development Eventide Project, Series 2006-A, 5.15%, 6/1/29	700,000	653,807
Moorhead Senior Housing, Sheyenne Crossing Project, Series 2006, 5.65%, 4/1/41 ¥	800,000	751,920
Wayzata Senior Housing, Folkestone Senior Living Community, Series 2012-A, 6.00%, 5/1/47	220,000	220,205
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28 ¥	520,000	490,188

		12,085,332

Industry Development Revenue — 2.5%
St. Paul Port Authority, Solid Waste Disposal, Series 2012-7 (AMT), 4.50%, 10/1/37	1,950,000	1,529,756

Leasing Revenue — 8.5%
City of Ramsey Lease, Pact Charter School Project, Series 2013-A, 5.50%, 12/1/33	270,000	270,000
Duluth Capital Appreciation Independent School District Number 709, Series 2012-A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 4.74%, 2/1/28 ¹	1,000,000	518,340
Minneapolis, Chartered School Lease, Yinghua Academy Project, Series 2013-A, 6.00%, 7/1/43	1,000,000	947,120
Pine County Housing & Redevelopment Authority, Series 2005-A, 5.00%, 2/1/31	1,000,000	1,095,870
St. Paul Housing & Redevelopment Authority Lease, High Ground Academy Project, Series 2013-A, 5.00%, 12/1/33	500,000	448,100
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, Series 2008, 5.00%, 12/1/32	400,000	406,816
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 2007-1, 5.00%, 8/1/36	1,000,000	896,240
State of Minnesota General Fund, Series 2012-B, 3.00%, 3/1/30	700,000	594,321

		5,176,807

Miscellaneous Revenue — 2.5%
Minneapolis, National Marrow Donor Program, Series 2010, 4.25%, 8/1/20	1,000,000	1,019,980
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series 2010-A, 5.00%, 8/1/30	460,000	484,527

		1,504,507

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2013 QUARTERLY REPORT

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
Recreation Authority Revenue — 0.6%
Moorhead Golf Course, Series 1998-B, 5.88%, 12/1/21 ¥	$395,000	$395,075

Tax Revenue — 7.0%
City of Minneapolis Development, Limited Tax Supported Common Bond Fund, Series 2013-1, 4.50%, 6/1/33	1,400,000	1,382,094
Minneapolis Tax Increment, Grant Park Project, Series 2006, 5.35%, 2/1/30	1,000,000	898,790
Minneapolis Tax Increment, St. Anthony Falls Project, Series 2005, 5.65%, 2/1/27 ¥	450,000	416,448
St. Paul Housing & Redevelopment Authority, Tax Increment, Upper Landing Project, Series 2012, 5.00%, 9/1/26	450,000	435,132
Virgin Islands Public Finance Authority, Series 2009-B, 5.00%, 10/1/25	1,050,000	1,097,880

		4,230,344

Transportation Revenue — 0.3%
St. Paul Metropolitan Airports Commission, Series 2010-D (AMT), 4.00%, 1/1/23	200,000	200,962

Utility Revenue — 27.2%
Buffalo Capital Appreciation Water & Sewer, Series 2009-B, Zero Coupon Bond (MSCP), ¹
1.88%, 10/1/21	1,800,000	1,411,938
2.37%, 10/1/22	1,800,000	1,326,294
2.84%, 10/1/23	1,800,000	1,249,254
Northern Municipal Power Agency, Minnesota Electric System, Series 2008-A (AGC)
5.00%, 1/1/20	750,000	833,228
5.00%, 1/1/21	1,000,000	1,120,970
Southern Minnesota Municipal Power Agency, Series 1994-A, Zero Coupon Bond (NATL), ¹
2.33%, 1/1/19	8,600,000	7,666,728
3.56%, 1/1/23	1,100,000	801,768
3.79%, 1/1/24	3,070,000	2,112,436

		16,522,616

Total Municipal Long-Term Investments (Cost: $85,875,735)		89,281,086

Short-Term Investment — 2.6%
Federated Minnesota Municipal Cash Trust, Institutional Shares, 0.01% W (Cost: $1,582,521)	1,582,521	1,582,521

Total Investments ▲ — 149.6% (Cost: $87,458,256)		90,863,607

Preferred Shares at Liquidation Value — (51.2)%		(31,100,000)

Other Assets and Liabilities, Net — 1.6%		982,303

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$60,745,910

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2013 QUARTERLY REPORT

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of November 30, 2013, the fund held no internally fair valued securities.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2013, the fair value of these investments was $4,598,696 or 7.6% of total net assets applicable to outstanding common shares.
¹	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of November 30, 2013.
W	The rate shown is the annualized seven-day effective yield as of November 30, 2013.
▲	On November 30, 2013, the cost of investments for federal income tax purposes was approximately $87,458,256. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,449,955
Gross unrealized depreciation	(2,044,604)

Net unrealized appreciation	$3,405,351

AGC—Assured Guaranty Corporation

AMT—Alternative Minimum Tax. As of November 30, 2013, the aggregate fair value of securities subject to the AMT was $8,568,797, which represents 14.1% of total net assets applicable to common shares.

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MSCP—Minnesota State Credit Program

MSDCEP—Minnesota School District Credit Enhancement Program

NATL—National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2013 QUARTERLY REPORT

Schedule of Investments	November 30, 2013 (unaudited)

Minnesota Municipal Income Portfolio (MXA)

The valuations levels are not necessarily an indication of the risk associated with investing in these investments.

As of November 30, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$89,281,086	$—	$89,281,086
Short-Term Investment	1,582,521	—	—	1,582,521

Total Investments	$1,582,521	$89,281,086	$—	$90,863,607

During the period ended November 30, 2013, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME PORTFOLIO	2013 QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III President

Date:	January 29, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date:	January 29, 2014